Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax liabilities
Income tax and social contribution	R$ 287,978	R$ 114,493
PIS/COFINS	27,717	20,542
INSS/FGTS	19,392	14,842
Other taxes	28,175	16,988
Tax liabilities	R$ 363,262	R$ 166,865